WARRANTS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 04, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrants	$ (95,000)	$ 2,497,877	$ 2,482,877	$ 275,445
Derivative liabilities				400,000
Convertible Notes Payable	$ 2,900,000		2,900,000	$ 1,445,000
Outstanding balance
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrants			179,886
Exercise price				$ 10.00
Outstanding balance
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants to purchase common stock					75,403
Change in fair value of warrants			2,397,877	$ 85,559
Derivative liabilities				314,441
Series I Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants to purchase common stock					20,000
Derivative liabilities			135,000	50,000	$ 40,000
Convertible Notes Payable					$ 500,000
Exercise price					$ 3.91
Change in fair value (gain) of derivative liability			$ 85,000	$ 10,000